QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Thomas S. Harman
Morgan, Lewis, Bockius
1111 Pennsylvania Avenue, Northwest
Washington, D.C. 20004
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 08/31

Date of reporting period: 11/30/2009

CSI EQUITY FUND SCHEDULE OF INVESTMENTS November 30, 2009
Number of Shares	Security Description	% of Net Assets	Market Value
	COMMON STOCKS:	98.96%
	BEVERAGES:	2.26%
12,000	Pepsico, Inc.		746,640
	COMPUTER AND PERIPHERALS:	2.62%
37,000	Cisco Systems, Inc.*		865,800
	COMPUTER SOFTWARE/SERVICES:	5.41%
33,000	Microsoft Corp.		970,530
17,000	SAP ADR		813,790
			1,784,320
	DRUG AND MEDICAL:	12.97%
11,500	Abbott Laboratories		626,635
10,500	Amgen, Inc.*		591,675
11,000	Johnson & Johnson		691,240
14,700	Novartis AG		817,320
19,500	Roche Holdings LTD ADR		797,940
15,000	Stryker Corp.		756,000
.			4,280,810
	ELECTRONICS/EQUIPMENT:	7.15%
38,000	ABB Limited		697,680
19,600	Emerson Electric Co.		811,636
44,200	Intel Corp.		848,640
			2,357,956
	FOOD:	4.82%
25,000	Kraft Foods, Inc.		664,500
19,500	Nestle S.A. ADR		924,690
.			1,589,190
	HOUSEHOLD:	4.18%
2,600	Kao Corporation ADR		631,098
12,000	Proctor & Gamble Co.		748,200
			1,379,298
	MANUFACTURING:	13.17%
11,600	Dupont EI		899,080
19,000	Honeywell International, Inc.		730,930
26,000	3M Co.		898,304
29,500	Unilever NV		908,895
13,500	United Technologies Corp.		907,740
			4,344,949
	MATERIALS:	3.06%
13,400	BHP Billiton LTD ADR		1,009,020
	MULTI-MEDIA:	2.82%
30,800	Walt Disney Co.		930,776
	OIL:	17.10%
16,800	BASF AG - ADR		1,017,912
9,000	Chevron Corp.		702,360
13,700	ConocoPhillips		709,249
14,500	EnCana Corp.		781,260
12,500	Royal Dutch Shell PLC		747,000
14,700	Schlumberger Ltd.		939,183
12,000	Total Fina ADR		746,280
.			5,643,244
	RETAIL:	10.03%
14,000	Costco Wholesale Corp.		838,740
13,500	Nike, Inc. Class B		876,015
20,000	Walgreen Co.		777,800
15,000	Walmart		818,250
			3,310,805
	TELECOMMUNICATIONS:	6.02%
13,100	China Telecom Ltd. ADR		613,997
23,000	Hutchison Whampoa ADR		775,560
45,000	Nokia Corp. ADR		596,700
			1,986,257
	TRANSPORTATION:	2.92%
11,400	Fedex Corporation		962,730
	UTILITIES:	4.43%
20,500	EON AG ADR		812,415
12,500	FPL Group, Inc.		649,625
			1,462,040

	Total Securities	98.96%	32,653,835
	Cash and Cash Equivalents	1.04%	343,348
	TOTAL INVESTMENTS	100.00%	$ 32,997,183

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principalor most advantageous market for the investment.  Various inputs are used in determining the value of a Fund's investments.  FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  The three-tier hierarchy of input is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009:

Valuation Inputs:		Investment in Securities:
Level 1 - Quoted Prices		32,653,835
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total:		$ 32,653,835

THIRD MILLENNIUM RUSSIA FUND SCHEDULE OF INVESTMENTS November 30, 2009
Number of Shares	Security Description	% of Net Assets	Market Value
	COMMON STOCK:	98.18%
	AGRICULTURE/CHEMICALS:	4.13%
20,000	Stirol Concern ADR		143,933
100,000	Uralkaliy		2,288,000
			2,431,933
	CELLULAR TELECOMMUNICATION:	8.85%
60,000	Mobile Telesystems ADR		3,004,800
115,511	Vimpel Communications ADR		2,205,105
			5,209,905
	COAL:	1.78%
1,000,000	Belon		632,500
1,000	Kuzbasskaya Toplivnaya		412,500
			1,045,000
	CONSTRUCTION:	3.02%
900,000	Russian Infrastructure		804,148
50,000	Sibirskiy Cememnt Brd		975,000
			1,779,148
	CONSUMER:	12.76%
2,500,000	Bohdan Automobile Plan		92,822
68,667	Data Art		699,998
71,450	IBS Group Holding GDR		733,806
120,000	Magnit OJSC Spon GDR		1,710,000
100,000	Sistema Hals GDR 144A		160,000
141,664	X-5 Retail Group REG S		4,108,256
			7,504,882
	FINANCIAL:	7.08%
1,350,000	Sberbank RF		3,200,850
500,000	Sberbank RF -Preferred		967,500
			4,168,350
	GAS DISTRIBUTION:	8.58%
65,000	Gazprom OAO Spon ADR		1,480,050
55,000	Novatek OAO Spon GDR		3,569,500
			5,049,550
	OIL DISTRIBUTION:	12.81%
6,560	A U Energy		2,000,000
400,000	Rosneft Oil GDR		3,220,000
76,666	Tatneft Spon GDR		2,319,147
			7,539,147
	OIL PRODUCTION:	15.87%
85,000	Gazprom Neft Spon ADR		2,269,500
50,000	Lukoil Oil Co. ADR		2,905,000
2,420,570	TNK BP Holdilng ORD		4,163,380
			9,337,880

	STEEL:	16.28%
58,000	Evraz Group GDR		1,430,280
130,000	Mechel Steel Group		2,528,500
120,000	Novolipetsk Steel GDR 144A		3,615,600
38,500	Severstal GDR		297,990
100,000	TMK - GDR		1,704,000
			9,576,370
	UTILITIES:	7.01%
19,770,000	Federal Grid Co. Unified Energy System Spon GDR		1,193,188
19,770,000	IDGC Holding JSC		2,253,780
17,647,269	RusHydro		677,655
			4,124,623

	Total Securities	98.18%	57,766,788
	Cash and Cash Equivalents	1.82%	1,070,708
	TOTAL INVESTMENTS	100.00%	$ 58,837,496

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is  defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an  independent buyer in the principal or most advantageous market for the investment. Various inputs are used in  determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009:

Valuation Inputs:		Investment in Securities:

Level 1 - Quoted Prices		$ 48,022,673
Level 2 - Other Significant Observable Inputs		7,044,117
Level 3 - Significant Unobservable Inputs		2,699,998
Total:		$ 57,766,788

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 26, 2010

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  January 26, 2010